Partners' Capital, Equity and Incentive Compensation Plans (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended				12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended
	Oct. 07, 2014	Jul. 08, 2014	Apr. 08, 2014	Jan. 07, 2014	Dec. 31, 2014	Jan. 07, 2015	Feb. 23, 2015	Jun. 30, 2014
Partners Capital And Distributions [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options					$ 10,500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding					31,600,000
Aggregate Cash Distributions Paid	10,500,000	10,700,000	10,700,000	9,000,000
Common Stock, Dividends, Per Share, Cash Paid				$ 0.24
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.29			$ 0.24
Dividends Payable, Date to be Paid	Oct. 07, 2014	Jul. 08, 2014	Apr. 08, 2014
Subsequent Event [Member]
Partners Capital And Distributions [Line Items]
Aggregate Cash Distributions Paid						10,700,000
Common Stock, Dividends, Per Share, Cash Paid						$ 0.29
Dividends Payable, Date to be Paid						Jan. 07, 2015	Apr. 07, 2015
Dividends Payable, Amount Per Share						$ 0.29	$ 0.32
Restricted Class A Common Stock [Member]
Partners Capital And Distributions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0.2
Options to purchase Class A common stock [] [Member]
Partners Capital And Distributions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0.4
Two Thousand Thirteen Equity Incentive Plan [Member]
Partners Capital And Distributions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					1.75
Common Class B [Member]
Partners Capital And Distributions [Line Items]
Votes Per Share Of Class B Common Stock					50
Common Class B [Member] | Chief Executive Officer [Member]
Partners Capital And Distributions [Line Items]
Operating Partnership Units Exchange Percentage					2.00%
Class O Units [Member]
Partners Capital And Distributions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0.7
Aggregate Cash Distributions Paid								$ 200,000
Class RS Units [Member]
Partners Capital And Distributions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0.1